JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace & Defense — 0.4%
CAE, Inc.	752,190	16,993,759

Airlines — 0.3%
Air Canada*(a)	900,702	14,101,313

Auto Components — 1.2%
Magna International, Inc.	738,543	52,014,219

Banks — 24.5%
Bank of Montreal(a)	1,753,359	130,423,858
Bank of Nova Scotia (The)	3,285,292	175,215,573
Canadian Imperial Bank of Commerce	1,212,069	103,297,188
National Bank of Canada	911,135	51,208,815
Royal Bank of Canada(a)	3,860,010	312,423,097
Toronto-Dominion Bank (The)	4,925,368	279,094,558

		1,051,663,089

Capital Markets — 4.0%
Brookfield Asset Management, Inc., Class A	3,801,465	147,302,124
CI Financial Corp.	519,593	6,452,502
IGM Financial, Inc.	219,735	5,823,514
TMX Group Ltd.	138,271	13,336,731

		172,914,871

Chemicals — 1.8%
Nutrien Ltd.	1,543,488	76,018,670

Commercial Services & Supplies — 2.3%
GFL Environmental, Inc.	332,442	9,385,069
Ritchie Bros Auctioneers, Inc.	296,695	17,519,796
Waste Connections, Inc.(a)	712,917	70,235,217

		97,140,082

Construction & Engineering — 0.6%
SNC-Lavalin Group, Inc.(a)	476,101	7,881,962
WSP Global, Inc.(a)	193,958	18,064,827

		25,946,789

Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	402,750	18,478,469

Diversified Financial Services — 0.3%
Onex Corp.	208,455	11,039,353

Diversified Telecommunication Services — 1.3%
BCE, Inc.(a)	809,324	34,328,629
TELUS Corp.	1,154,875	23,833,549

		58,162,178

Electric Utilities — 2.3%
Emera, Inc.(a)	680,791	28,466,780
Fortis, Inc.	1,261,114	51,006,699
Hydro One Ltd.(b)	826,463	19,150,028

		98,623,507

Equity Real Estate Investment Trusts (REITs) — 0.4%
Canadian Apartment Properties(a)	227,481	9,108,134
H&R	381,180	3,624,750
RioCan(a)	421,558	5,614,180

		18,347,064

Food & Staples Retailing — 3.5%
Alimentation Couche-Tard, Inc., Class B	2,405,673	73,369,499
Empire Co. Ltd., Class A	464,007	12,819,838
George Weston Ltd.	191,712	13,876,725
Loblaw Cos. Ltd.	440,162	21,255,135
Metro, Inc.	679,052	29,355,225

		150,676,422

Food Products — 0.4%
Saputo, Inc.	645,121	16,915,665

Gas Utilities — 0.3%
AltaGas Ltd.(a)	757,839	11,254,242

Hotels, Restaurants & Leisure — 1.1%
Restaurant Brands International, Inc.	825,473	47,614,380

Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Corp.	285,052	15,980,745

Insurance — 7.1%
Fairfax Financial Holdings Ltd.	73,574	26,692,043
Great-West Lifeco, Inc.	729,575	16,659,699
iA Financial Corp., Inc.	290,265	12,933,959
Intact Financial Corp.	387,859	42,766,857
Manulife Financial Corp.	5,260,694	95,073,031
Power Corp. of Canada	1,550,353	36,093,067
Sun Life Financial, Inc.	1,586,159	73,307,524

		303,526,180

IT Services — 8.7%
CGI, Inc.*	620,624	49,746,987
Shopify, Inc., Class A*	298,523	325,495,706

		375,242,693

Media — 0.8%
Quebecor, Inc., Class B	467,719	11,192,337
Shaw Communications, Inc., Class B	1,250,772	21,459,971

		32,652,308

Metals & Mining — 8.9%
Agnico Eagle Mines Ltd.	658,784	45,989,949
Barrick Gold Corp.	4,821,721	107,689,816
First Quantum Minerals Ltd.(a)	1,495,702	24,913,746
Franco-Nevada Corp.	517,520	61,649,127
Kinross Gold Corp.	3,412,411	23,830,170
Kirkland Lake Gold Ltd.(a)	745,829	28,660,831
Lundin Mining Corp.	1,732,306	15,443,432
Teck Resources Ltd., Class B	1,262,924	23,070,893
Wheaton Precious Metals Corp.	1,217,506	50,004,626

		381,252,590

Multiline Retail — 1.2%
Canadian Tire Corp. Ltd., Class A(a)	155,615	20,177,926
Dollarama, Inc.	784,839	30,681,605

		50,859,531

Multi-Utilities — 0.9%
Algonquin Power & Utilities Corp.(a)	1,614,456	26,904,443
Atco Ltd., Class I	200,881	5,751,127
Canadian Utilities Ltd., Class A(a)	325,107	8,036,467

		40,692,037

Oil, Gas & Consumable Fuels — 12.6%
Cameco Corp.(a)	1,073,376	13,354,770
Canadian Natural Resources Ltd.	3,202,906	72,361,255

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Cenovus Energy, Inc.	3,391,871	20,026,296
Enbridge, Inc.(a)	5,491,941	184,503,449
Imperial Oil Ltd.(a)	597,241	11,363,342
Keyera Corp.(a)	599,403	11,259,167
Pembina Pipeline Corp.	1,491,413	39,257,839
Suncor Energy, Inc.	4,136,109	69,185,823
TC Energy Corp.	2,548,906	109,251,642
Tourmaline Oil Corp.	679,319	9,679,134

		540,242,717

Pharmaceuticals — 1.1%
Bausch Health Cos., Inc.*	837,700	21,375,680
Canopy Growth Corp.*(a)	615,798	24,651,183

		46,026,863

Professional Services — 0.9%
Thomson Reuters Corp.	458,244	37,365,476

Road & Rail — 7.4%
Canadian National Railway Co.	1,929,711	195,453,505
Canadian Pacific Railway Ltd.(a)	364,237	122,377,935

		317,831,440

Software — 2.8%
BlackBerry Ltd.*(a)	1,394,342	19,583,486
Constellation Software, Inc.(a)	54,014	65,800,140
Open Text Corp.(a)	738,663	33,087,481
Topicus.com, Inc.*	99,105	372,964

		118,844,071

Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc.(a)	537,919	13,440,088

Thrifts & Mortgage Finance — 0.1%
Genworth MI Canada, Inc.(a)	100,621	3,421,311

Trading Companies & Distributors — 0.2%
Finning International, Inc.	439,616	9,179,079

Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	950,414	42,892,193

TOTAL COMMON STOCKS (COST $3,790,919,522)		4,267,353,394

SHORT-TERM INVESTMENTS — 8.8%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 8.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(c)(d)	233,197,742	233,221,062
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	145,817,838	145,817,838

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $379,038,900)		379,038,900

Total Investments — 108.3% (Cost $4,169,958,422)		4,646,392,294
Liabilities in Excess of Other Assets — (8.3)%		(356,848,215)

Net Assets — 100.0%		4,289,544,079

Percentages indicated are based on net assets.

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2021. The total value of securities on loan at January 31, 2021 is $355,172,163.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/TSX 60 Index	130	03/2021	CAD	20,826,432	(404,887)

Abbreviations

CAD	Canadian Dollar
TSX	Toronto Stock Exchange

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$16,993,759	$—	$—	$16,993,759
Airlines	14,101,313	—	—	14,101,313
Auto Components	52,014,219	—	—	52,014,219
Banks	1,051,663,089	—	—	1,051,663,089
Capital Markets	172,914,871	—	—	172,914,871
Chemicals	76,018,670	—	—	76,018,670
Commercial Services & Supplies	97,140,082	—	—	97,140,082
Construction & Engineering	25,946,789	—	—	25,946,789
Containers & Packaging	18,478,469	—	—	18,478,469
Diversified Financial Services	11,039,353	—	—	11,039,353
Diversified Telecommunication Services	58,162,178	—	—	58,162,178
Electric Utilities	98,623,507	—	—	98,623,507
Equity Real Estate Investment Trusts (REITs)	18,347,064	—	—	18,347,064
Food & Staples Retailing	150,676,422	—	—	150,676,422
Food Products	16,915,665	—	—	16,915,665
Gas Utilities	11,254,242	—	—	11,254,242
Hotels, Restaurants & Leisure	47,614,380	—	—	47,614,380
Independent Power and Renewable Electricity Producers	15,980,745	—	—	15,980,745
Insurance	303,526,180	—	—	303,526,180
IT Services	375,242,693	—	—	375,242,693
Media	32,652,308	—	—	32,652,308
Metals & Mining	381,252,590	—	—	381,252,590
Multiline Retail	50,859,531	—	—	50,859,531
Multi-Utilities	40,692,037	—	—	40,692,037
Oil, Gas & Consumable Fuels	540,242,717	—	—	540,242,717
Pharmaceuticals	46,026,863	—	—	46,026,863
Professional Services	37,365,476	—	—	37,365,476
Road & Rail	317,831,440	—	—	317,831,440
Software	118,471,107	372,964	—	118,844,071
Textiles, Apparel & Luxury Goods	13,440,088	—	—	13,440,088
Thrifts & Mortgage Finance	3,421,311	—	—	3,421,311
Trading Companies & Distributors	9,179,079	—	—	9,179,079
Wireless Telecommunication Services	42,892,193	—	—	42,892,193

Total Common Stocks	4,266,980,430	372,964	—	4,267,353,394

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	379,038,900	—	—	379,038,900

Total Investments in Securities	$4,646,019,330	$372,964	$—	$4,646,392,294

Depreciation in Other Financial Instruments
Futures Contracts	$(404,887)	$—	$—	$(404,887)

JPMorgan BetaBuilders Canada ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.17%(a)(b)	$242,096,062	$637,125,000	$646,000,000	$—	$—	$233,221,062	233,197,742	$78,334	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	42,762,729	1,550,841,696	1,447,786,587	—	—	145,817,838	145,817,838	9,877	—

Total	$284,858,791	$2,187,966,696	$2,093,786,587	$—	$—	$379,038,900		$88,211	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.